Acquisitions and disposals - Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill (Details) £ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Jan. 09, 2024 GBP (£)	Jan. 09, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Net assets acquired:
Intangible assets					£ 2,964
Property, plant and equipment					30
Right of use assets					53
Inventory					60
Trade and other receivables					19
Cash and cash equivalents					284
Lease liabilities					(56)
Trade and other payables					(117)
Taxation					(495)
Identifiable assets acquired (liabilities assumed)					2,742
Goodwill					1,127
Total					3,869
Total consideration					3,387
Fair value of contingent consideration					482
Aiolos Bio, Inc.
Net assets acquired:
Intangible assets	£ 886
Trade and other receivables	10
Cash and cash equivalents	23
Trade and other payables	(26)
Deferred tax liabilities	(188)
Identifiable assets acquired (liabilities assumed)	705
Goodwill	191	£ 191
Total consideration	£ 896	800	$ 1,004
Fair value of contingent consideration		£ 96
Bellus
Net assets acquired:
Intangible assets				£ 1,438
Non-current equity investments				2
Right of use assets				1
Trade and other receivables				96
Investments held as current assets				51
Cash and cash equivalents				148
Lease liabilities				(1)
Trade and other payables				(103)
Deferred tax liabilities				(136)
Identifiable assets acquired (liabilities assumed)				1,496
Non-controlling interest				0
Goodwill				109
Total consideration				£ 1,605
Sierra Oncology
Net assets acquired:
Intangible assets					1,497
Property, plant and equipment					0
Right of use assets					1
Inventory					60
Trade and other receivables					2
Cash and cash equivalents					175
Lease liabilities					(1)
Trade and other payables					(40)
Taxation					(259)
Identifiable assets acquired (liabilities assumed)					1,435
Goodwill					162
Total					1,597
Total consideration					1,597
Fair value of contingent consideration					0
Affinivax
Net assets acquired:
Intangible assets					1,467
Property, plant and equipment					30
Right of use assets					52
Inventory					0
Trade and other receivables					17
Cash and cash equivalents					109
Lease liabilities					(55)
Trade and other payables					(77)
Taxation					(236)
Identifiable assets acquired (liabilities assumed)					1,307
Goodwill					965
Total					2,272
Total consideration					1,790
Fair value of contingent consideration					£ 482